EQUITY - Ordinary shares (Details) - $ / shares	Jul. 06, 2020	Jul. 06, 2019	Mar. 21, 2023	Mar. 20, 2023	Mar. 06, 2023	Mar. 05, 2023	Dec. 31, 2022	May 25, 2022	May 11, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jul. 05, 2019	Dec. 04, 2018
EQUITY
Ordinary shares, shares authorized	100,000,000		6,250,000		37,500,000	31,250,000	6,250,000	31,250,000		6,250,000	100,000,000	100,000,000	5,000,000	6,250,000
Ordinary shares, par value	$ 0.0005	$ 0.0005	$ 0.0016	$ 0.0096	$ 0.0016	$ 0.0016	$ 0.0096	$ 0.0016	$ 0.0005	$ 0.0096	$ 0.0005	$ 0.0005	$ 0.01	$ 0.0096
Number of shares issued during period	20,397,960	20,397,960